AMOUNTS PAYABLE AND OTHER LIABILITIES (Tables)	12 Months Ended
Jul. 31, 2025
Disclosure of information about amounts payable
	July 31, 2025	July 31, 2024
Amounts payable	$125,561	$226,060
Accrued liabilities	141,254	77,633
	$266,815	$303,693